Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Assets and Liabilities of Discontinued Operations (Detail) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 0		$ 308,000,000
Accounts receivable, less allowance for doubtful accounts	0	[1]	922,000,000	[1]
Disposal Group, Including Discontinued Operation, Inventory	0	[1]	1,137,000,000	[1]
Disposal Group, Including Discontinued Operation, Other Current Assets	0	[1]	242,000,000	[1]
Property, plant and equipment, less accumulated depreciation	76,000,000	[1]	1,318,000,000	[1]
Goodwill	0	[1]	1,011,000,000	[1]
Identifiable intangible assets, less accumulated amortization	0	[1]	867,000,000	[1]
Disposal Group, Including Discontinued Operation, Other Noncurrent Assets	0	[1]	139,000,000	[1]
Assets of discontinued operations and other assets held for sale	76,000,000	[1]	5,944,000,000	[1]
Current liabilities	21,000,000	[1]	874,000,000	[1]
Other liabilities	0	[1]	568,000,000	[1]
Liabilities of discontinued operations	$ 21,000,000	[1]	$ 1,442,000,000	[1]

[1]	In 2012, virtually all relates to Zoetis (our former Animal Health business).